Plant and Equipment	9 Months Ended	12 Months Ended
	Dec. 31, 2019	Mar. 31, 2019
Property, Plant and Equipment [Abstract]
Plant and Equipment

3. PLANT AND EQUIPMENT

	Period Ended	Year Ended
	December 31, 2019	March 31, 2019
	(Unaudited)	(Audited)
Software development (Work-In-Progress)	$137,881	$3,427
Computer	$32,612	$32,607
Office equipment	$89,270	$40,641
Furniture and fittings	$14,982	$15,009
Office renovations	$40,664	$89,434
Signage	$3,479	$3,486
Platform	$12,066	$11,977
Total plant and equipment	$330,954	$196,601
Total accumulated depreciation	$(76,952)	$(50,748)
Plant and equipment, net	$254,002	$145,853

Depreciation expense for the nine months ended December 31, 2019 and year ended March 31, 2019 were $25,866 and $37,236 respectively.

3. PLANT AND EQUIPMENT

Plant and equipment as of March 31, 2019 are summarized below:

	Year Ended	Year Ended
	March 31, 2019	March 31, 2018
	(Audited)	(Restated)
Software development (Work-In-Progress)	$3,427	$9,707
Computer	$32,607	$27,851
Office equipment	$40,641	$40,643
Furniture and fittings	$15,009	$15,872
Office renovations	$89,434	$94,574
Signage	$3,486	$3,686
Platform	$11,997	$-
Total plant and equipment	$196,601	$192,333
Total accumulated depreciation	$(50,748)	$(14,590)
Plant and equipment, net	$145,853	$177,743

Depreciation expense for the year ended March 31, 2019 and March 31, 2018 was $37,236 and $13,590 respectively.